Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based compensation
Share-based compensation

14. Share-based compensation

The total share-based compensation expense recognized in the statement of comprehensive loss for equity incentive units granted to directors, executives, employees, consultants and investors has been recorded under the following headings:

	2021	2020	2019
Research and development	467,812	354,934	433,536
General and administration	710,532	821,479	1,252,429
Total share‑based compensation	1,178,344	1,176,413	1,685,965

Analysis of share-based compensation by equity incentive plan is detailed as follows:

	2021	2020	2019
Equity sharing certificate plan	4,476	14,644	37,776
Share purchase plan	23,498	49,813	45,593
Share option plans	1,150,370	1,111,956	1,602,596
Total share‑based compensation	1,178,344	1,176,413	1,685,965

Equity Sharing Certificate Equity Incentive Plan

On June 1, 2010, the Company established an equity incentive plan based on equity sharing certificates (“ESCs”) to provide incentives to directors, executives, employees and consultants of the Group. Each ESC provides the holder (i) a right to subscribe for 1,000 shares in the Company, and (ii) a right to liquidation proceeds equivalent to that of shareholders. All rights of the ESCs expire after their defined exercise period with the ownership of the ESCs reverting to the Group. ESCs granted are subject to certain vesting conditions based on service period defined in each grant agreement. The holder of vested ESCs has the right to subscribe to shares at the subscription price if the underlying share price has reached the floor price. The floor and subscription price are defined by the Board of Directors in each grant agreement at the time of issuance. In the event of a change in control, all ESCs are automatically vested. The Group has no legal or constructive obligation to repurchase or settle ESCs in cash.

Movements in the number of share subscription rights attached to the ESCs outstanding are as follows:

	2021	2020	2019
At January 1	198,750	198,750	265,600
Granted	—	—	—
Forfeited	—	—	—
Expired	—	—	(66,850)
At December 31	198,750	198,750	198,750

At December 31, 2021, of the outstanding 198,750 subscription rights (2020 and 2019: 198,750) attached to the ESCs, 198,750 were exercisable (respectively 2020: 171,750 and 2019: 144,750). On April 1, 2019, the exercise period of 90,750 vested ESCs has been extended for 5 years. Included in share-based compensation for the year 2019, CHF 8,667 relates to the fair value adjustment for exercise period extensions of vested ESCs.

The outstanding subscription rights as at December 31, 2021 and 2020 have the following expiry dates, subscription prices and floor prices:

	Subscription prices / floor prices (CHF)
At December 31, 2021
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2024	90,750	—	90,750
2027	—	108,000	108,000
Total subscription rights	90,750	108,000	198,750

	Subscription prices / floor
	prices (CHF)
At December 31, 2020
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2024	90,750	—	90,750
2027	—	108,000	108,000
Total subscription rights	90,750	108,000	198,750

Share option plans

The Company established a share option plan to provide incentives to directors, executives, employees and consultants of the Group.

During 2021, the Group granted the following options with vesting over 4 years and a 10-year exercise period as follow:

	Number	Exercise price	Expiry date
April 1, 2021	27,492	1.99	December 31, 2030
May 17, 2021	1,791,000	1.45	May 16, 2031
July 1, 2021	44,408	1.6	June 30, 2031
October 1, 2021	6,000	1.45	September 30, 2031
Total 2021	1,868,900

During 2020, the Group granted the following options with vesting over 4 years and a 10-year exercise period as follow:

	Number	Exercise price	Expiry date
January 1, 2020	38,487	1.64	December 31, 2029
April 1, 2020	1,158,011	1.14	March 31, 2030
July 1, 2020	31,362	1.45	June 30, 2030
Total 2020	1,227,860

During 2019, the Group granted the following options with vesting over 4 years and a 10-year exercise period as follow:

	Number	Exercise price	Expiry date
January 1, 2019	243,506	2.25	December 31, 2028
July 1, 2019	187,189	1.50	June 30, 2029
October 1, 2019	30,000	1.80	September 30, 2029
Total 2019	460,695

Movements in the number of options outstanding are as follows:

	2021	2020	2019
At January 1	6,768,460	5,540,600	5,128,680
Granted	1,868,900	1,227,860	460,695
Forfeited	(11,475)	—	—
Expired	(10,000)	—	(48,775)
At December 31	8,615,885	6,768,460	5,540,600

At December 31, 2021, of the outstanding 8,615,885 share options (respectively 2020: 6,768,460 and 2019: 5,540,600), 5,954,115 were exercisable (respectively 2020: 4,235,706 and 2019: 2,811,825).

On January 1, 2020, the exercise period of 194,687 vested options has been extended for 5 years and share-based compensation related to the fair value adjustment for the exercise period extensions of CHF 25,309 has been recognized in 2020.

On April 1, 2019, the exercise period of 506,351 vested options has been extended for 5 years and share-based compensation related to the fair value adjustment for the exercise period extensions of CHF 75,331 has been recognized in 2019.

The outstanding share options as at December 31, 2021 and 2020 have the following expiry dates:

	Range of exercise prices (CHF)
At December 31, 2021
Expiry date	1.00 to 1.50	1.51 to 2.00	2.01 to 2.50	2.51 to 3.00	Total
2024	—	506,351	—	—	506,351
2025	—	49,687	—	—	49,687
2026	—	95,000	50,000	—	145,000
2027	292,261	1,606,820	—	—	1,899,081
2028	—	—	243,506	2,464,890	2,708,396
2029	184,883	68,487	—	—	253,370
2030	1,189,373	27,492	—	—	1,216,865
2031	1,792,727	44,408	—	—	1,837,135
Total	3,459,244	2,398,245	293,506	2,464,890	8,615,885

	Range of exercise prices (CHF)
At December 31, 2020
Expiry date	1.00 to 1.50	1.51 to 2.00	2.01 to 2.50	2.51 to 3.00	Total
2021	—	10,000	—	—	10,000
2024	—	506,351	—	—	506,351
2025	—	49,687	—	—	49,687
2026	—	95,000	50,000	—	145,000
2027	292,261	1,609,022	—	—	1,901,283
2028	—	—	243,506	2,467,584	2,711,090
2029	187,189	68,487	—	—	255,676
2030	1,189,373	—	—	—	1,189,373
Total	1,668,823	2,338,547	293,506	2,467,584	6,768,460

The weighted average fair value of share options granted during 2021 determined using a Black-Scholes model was CHF 0.72 (2020: CHF 0.45, 2019: CHF 0.68). The significant inputs to the model were:

	2021	2020	2019
Weighted average share price per share at the grant date	CHF 1.58	CHF 1.16	CHF 1.93
Weighted average strike price per share	CHF 1.46	CHF 1.16	CHF 1.92
Weighted average volatility	47.07%	40.24%	36.45%
Dividend yield	—	—	—
Weighted average annual risk-free rate/annual risk‑free rate	0.44%	0.13%	0.13%

Share purchase plan

The Group established a share purchase plan under which services are settled for shares. Under the plan directors, executives, employees and consultants may receive fully paid ordinary shares from the Group’s treasury share reserve for services rendered. During the year ended December 31, 2021, 116,914 shares (respectively 2020: 207,190 and 2019: 196,610) were transferred to settle CHF 164,689 (respectively 2020: CHF 285,745 and 2019: CHF 289,214) of consulting fees.